Investment Strategy	Nov. 25, 2025
PeakShares RMR Prime Equity ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies. The Fund is an actively managed exchange-traded fund (“ETF”) that may engage in active and frequent trading. Under normal circumstances, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in equity securities that include common stocks of companies and equity ETFs providing exposure to such companies, and have economic characteristics similar to such securities. The equity ETFs in which the Fund will invest are primarily index ETFs that invest in the common stock of companies although the Fund may also invest in actively managed ETFs that provide similar exposure to equity securities. The Fund is managed relative to the S&P 500 Index but has broad flexibility to allocate its assets across different types of securities and sectors of the equity markets. The Fund may invest in securities of companies of any market capitalization, or equity ETFs that provide exposure to companies of any capitalization.

The Fund will invest in equity securities in order to (i) provide a comparable allocation to the S&P 500’s sectors and (ii) capitalize on market opportunities or perceived market strength in individual positions. The Fund expects to hold 20 to 80 securities at any given time, including individual company securities and positions in equity ETFs, with no fewer than 20 positions at any time. The core of the Fund’s portfolio will be comprised of a combination of equity securities that make up the S&P 500 Index, although additional positions like ETFs, other equity securities that are not a component of the S&P 500 Index may be included in the Fund’s portfolio.

The Fund’s approach involves keeping allocations to the sectors comparable to the sector weightings of the S&P 500 at a given moment. These allocation will be revisited, at least, on a quarterly basis, but can be adjusted as frequently as needed. The Fund’s investment process includes top-down macroeconomic and sector analysis as well as a bottom-up, individual-position-level analysis and valuation methodology. The top-down models incorporate macroeconomic, key industry drivers, financial metrics, and valuations to arrive at an outlook for each industry sector, and direction on which areas of the market to seek exposure to. Using these outlooks, the Sub-Adviser then allocates weights to each individual position to construct a portfolio that seeks to maximize expected return and achieve a comparable allocation to the S&P 500 Index. Based on economic conditions and analysis conducted by the Sub-Adviser, the sector weights may differ materially from the sector weights of the S&P 500 Index. In addition, the Sub-Adviser conducts an ongoing analysis of the state of the investment universe based on economic, political, and market conditions, to determine the highest potential for positive returns during periods of relative economic strength, while utilizing defensive positioning such as allocations to more defensive positions when economic and market environments weaken, rebalancing the portfolio as needed.

The Fund employs a bottom-up, research-intensive approach to security selection, integrating fundamental and technical analyses with quantitative modeling to guide portfolio decisions. Each investment is subject to a rigorous evaluation process that includes financial statement analysis, earnings potential, industry dynamics, and management quality.

The Sub-Adviser utilizes a multi-factor scoring model to assess valuation, growth prospects, and quality metrics, enabling a disciplined framework for security selection and ongoing thesis validation. Valuation assessments are grounded in detailed forecasts and model-driven price targets, supplemented by comparative analysis and technical indicators.

Investments are favored when they exhibit high-quality characteristics such as robust fundamentals, strong and stable free cash flow, attractive relative valuation, competitive advantages (economic moats), and positive momentum signals. Positions are continuously monitored, with performance evaluated against original underwriting assumptions and evolving market conditions.

The Fund will exit or reduce a position when the underlying investment thesis deteriorates, valuation becomes unattractive, or a superior opportunity is identified.